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Steve Suleski
Vice President
Office of General Counsel
Phone: 608.231.7653
Fax: 608.236.7653
E-mail: steve.suleski@cunamutual.com


                                                          November 15, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

                  RE:      CUNA MUTUAL LIFE INSURANCE COMPANY
                           CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                    POST-EFFECTIVE AMENDMENT NO. 3
                           FILE NOS. 333-116426/811-8260

Dear Commissioners:

         On behalf of CUNA Mutual Life Insurance Company (the "Company") and CUNA Mutual Life Variable Annuity Account (the "Account"), I am transmitting for filing with the Commission pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 3 (the "Amendment") to the above-referenced Form N-4 registration statement. A courtesy copy of the Amendment will be provided to the Staff shortly under separate cover.

         The Amendment is being filed pursuant to Rule 485(a) of the 1933 Act to revise the current registration statement by adding two endorsement riders. The financial statements are not included in the Amendment but will be included in a post-effective amendment to be filed later, pursuant to Rule 485(b).

         I hope that this will assist you in your review of the Supplement filing. I look forward to your comments, and please do not hesitate to contact the undersigned at (608) 231-7653 or Pamela Ellis of Sutherland Asbill & Brennan LLP at (202) 383-0566, with any comments or questions concerning this filing.

                                             Sincerely,

                                             /s/ Steve Suleski

                                             Steve Suleski
                                             Vice President

Attachments

cc:      Pamela Ellis, Esq.